Brown Advisory - WMC Japan Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.2%		Shares	Value
Japan - 94.2%
Communication Services - 4.3%
KDDI Corp.		864,451	$13,786,721
NTT, Inc.		4,696,432	4,909,280
			18,696,001

Consumer Discretionary - 14.8%
ABC-Mart, Inc.		201,867	4,004,237
and ST HD Co. Ltd.		118,059	2,390,872
Aisin Corp.		129,511	2,236,673
ASKUL Corp.		336,815	3,567,433
Denso Corp.		287,500	4,137,610
Honda Motor Co. Ltd.		312,544	3,225,244
Isuzu Motors Ltd.		728,453	9,180,962
Sega Sammy Holdings, Inc.		268,687	5,661,251
Sekisui House Ltd.		217,921	4,956,087
Shimamura Co. Ltd.		29,026	1,940,837
Sony Group Corp.		483,916	13,910,989
Suzuki Motor Corp.		495,403	7,212,515
Yamaha Motor Co. Ltd.		181,797	1,361,162
			63,785,872

Consumer Staples - 2.9%
Asahi Group Holdings Ltd.		766,260	9,186,640
Toyo Suisan Kaisha, Ltd.		45,283	3,235,002
			12,421,642

Financials - 14.7%
77 Bank Ltd.		123,331	5,133,175
Dai-ichi Life Holdings, Inc.		1,306,031	10,273,462
GMO Payment Gateway, Inc.		58,196	3,264,432
Mebuki Financial Group, Inc.		615,937	3,924,065
Mitsubishi UFJ Financial Group, Inc.		317,432	5,120,616
Mizuho Financial Group, Inc.		248,826	8,364,504
MS&AD Insurance Group Holdings, Inc.		295,671	6,695,748
Resona Holdings, Inc.		329,900	3,364,088
Sony Financial Holdings, Inc. (a)		48,391	53,664
Sumitomo Mitsui Trust Group, Inc.		397,290	11,530,951
T&D Holdings, Inc.		227,568	5,562,611
			63,287,316

Health Care - 11.4%
Astellas Pharma, Inc.		680,375	7,416,078
Chugai Pharmaceutical Co., Ltd.		146,100	6,477,272
Daiichi Sankyo Co. Ltd.		480,236	10,805,412
Kyowa Kirin Co. Ltd.		154,603	2,416,826
Otsuka Holdings Co. Ltd.		182,047	9,708,705
Shionogi & Co. Ltd.		506,943	8,932,266
Ship Healthcare Holdings, Inc.		236,900	3,662,701
			49,419,260

Industrials - 17.0%
dip Corp.		281,130	4,420,534
en Japan, Inc.		144,104	1,586,920
Fuji Corp.		284,685	5,185,228
Hikari Tsushin, Inc.		14,807	4,124,769
ITOCHU Corp.		87,865	4,999,378
JGC Holdings Corp.		238,630	2,436,116
Marubeni Corp.		209,795	5,234,850
MISUMI Group, Inc.		618,641	9,635,263
Open Up Group, Inc.		340,814	4,177,688
OSG Corp.		185,900	2,664,153
Persol Holdings Co. Ltd.		3,244,792	5,909,886
SIGMAXYZ Holdings, Inc.		759,400	4,748,447
SMC Corp.		7,665	2,369,192
THK Co. Ltd.		121,236	3,346,796
Toyo Tanso Co. Ltd.		142,871	4,198,235
Toyota Tsusho Corp.		196,307	5,434,234
Ushio, Inc.		188,339	2,963,509
			73,435,198

Information Technology - 9.1%
Future Corp.		336,772	5,284,321
Koa Corp.		87,562	691,487
Maruwa Co. Ltd.		12,375	3,232,435
Nichicon Corp.		280,557	2,805,229
Optorun Co. Ltd.		142,353	1,597,394
TechMatrix Corp.		384,413	5,625,632
Tokyo Electron Ltd.		61,944	10,980,625
Tokyo Seimitsu Co. Ltd.		59,489	4,025,703
Tri Chemical Laboratories, Inc.		24,800	487,977
Ulvac, Inc.		109,715	4,767,362
			39,498,165

Materials - 16.7%
ADEKA Corp.		258,428	5,756,984
Aica Kogyo Co. Ltd.		130,849	3,291,749
ARE Holdings, Inc.		491,503	7,135,943
Fujimi, Inc.		45,565	665,222
Fuso Chemical Co. Ltd.		221,714	7,334,727
KH Neochem Co. Ltd.		267,466	5,035,799
Lintec Corp.		245,000	6,022,358
Mitsubishi Gas Chemical Co., Inc.		275,988	4,924,139
Nippon Soda Co. Ltd.		182,527	4,254,180
Nissan Chemical Corp.		150,922	5,466,955
NOF Corp.		109,673	1,913,642
Osaka Soda Co. Ltd.		265,704	2,971,457
Shin-Etsu Chemical Co. Ltd.		424,901	13,912,761
Yamato Kogyo Co. Ltd.		59,721	3,668,909
			72,354,825

Real Estate - 3.3%
Daito Trust Construction Co. Ltd.		227,055	4,981,871
Mitsubishi Estate Co. Ltd.		270,720	6,222,186
Relo Group, Inc.		246,932	2,977,713
			14,181,770
TOTAL COMMON STOCKS (Cost $371,686,766)			407,080,049

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%		Shares	Value
Japan - 1.4%
Real Estate - 1.4%
LaSalle Logiport		6,173	5,988,926
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,874,442)			5,988,926

EXCHANGE TRADED FUNDS - 0.3%		Shares	Value
Japan - 0.3%
iShares MSCI Japan Exchange Traded Fund		17,889	1,434,877
TOTAL EXCHANGE TRADED FUNDS (Cost $1,423,211)			1,434,877

SHORT-TERM INVESTMENTS - 3.0%		Shares	Value
Money Market Funds - 3.0%
First American Government Obligations Fund - Class Z, 4.01%(b)		12,811,318	12,811,318
TOTAL SHORT-TERM INVESTMENTS (Cost $12,811,318)			12,811,318

TOTAL INVESTMENTS - 98.9% (Cost $391,795,737)			427,315,170
Other Assets in Excess of Liabilities - 1.1%			4,633,716
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$431,948,886
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory - WMC Japan Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,664	$407,026,385	$–	$407,080,049
Real Estate Investment Trusts - Common	–	5,988,926	–	5,988,926
Exchange Traded Funds	1,434,877	–	–	1,434,877
Money Market Funds	12,811,318	–	–	12,811,318
Total Investments	$14,299,859	$413,015,311	$–	$427,315,170

Refer to the Schedule of Investments for further disaggregation of investment categories.